Shareholder Report, Average Annual Return (Details)		2 Months Ended	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
American Funds Insurance Series – Global Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Growth Fund — Class 1
Average Annual Return, Percent	[1]		13.94%	10.04%		11.02%
American Funds Insurance Series - Global Growth Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Growth Fund — Class 1A
Average Annual Return, Percent	[1]		13.67%	9.77%	12.34%
American Funds Insurance Series – Global Growth Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Growth Fund — Class 2
Average Annual Return, Percent	[1]		13.68%	9.76%		10.74%
American Funds Insurance Series – Global Growth Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Growth Fund — Class 4
Average Annual Return, Percent	[1]		13.39%	9.49%		10.46%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Small Capitalization Fund — Class 1
Average Annual Return, Percent	[1]		2.59%	3.26%		6.07%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Small Capitalization Fund — Class 1A
Average Annual Return, Percent	[1]		2.34%	3.00%	6.72%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Small Capitalization Fund — Class 2
Average Annual Return, Percent	[1]		2.33%	3.01%		5.81%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global Small Capitalization Fund — Class 4
Average Annual Return, Percent	[1]		2.12%	2.74%		5.54%
American Funds Insurance Series® – Growth Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Fund — Class 1
Average Annual Return, Percent	[1]		31.96%	19.12%		16.88%
American Funds Insurance Series® – Growth Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Fund — Class 1A
Average Annual Return, Percent	[1]		31.61%	18.83%	18.50%
American Funds Insurance Series – Growth Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Fund — Class 2
Average Annual Return, Percent	[1]		31.61%	18.83%		16.58%
American Funds Insurance Series – Growth Fund - Class 3[Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Fund — Class 3
Average Annual Return, Percent	[1]		31.70%	18.91%		16.66%
American Funds Insurance Series – Growth Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth Fund — Class 4
Average Annual Return, Percent	[1]		31.29%	18.53%		16.29%
American Funds Insurance Series – International Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Fund — Class 1
Average Annual Return, Percent	[1]		3.40%	1.48%		4.27%
American Funds Insurance Series – International Fund - Class 1A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Fund — Class 1A
Average Annual Return, Percent	[1]		3.17%	1.23%	4.94%
American Funds Insurance Series – International Fund - Class 2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Fund — Class 2
Average Annual Return, Percent	[1]		3.16%	1.23%		4.01%
American Funds Insurance Series – International Fund - Class 3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Fund — Class 3
Average Annual Return, Percent	[1]		3.19%	1.29%		4.08%
American Funds Insurance Series – International Fund - Class 4 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Fund — Class 4
Average Annual Return, Percent	[1]		2.93%	0.97%		3.75%
American Funds Insurance Series – New World Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			New World Fund — Class 1
Average Annual Return, Percent	[1]		6.86%	4.80%		6.49%
American Funds Insurance Series – New World Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			New World Fund — Class 1A
Average Annual Return, Percent	[1]		6.58%	4.55%	7.31%
American Funds Insurance Series – New World Fund - Class2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			New World Fund — Class 2
Average Annual Return, Percent	[1]		6.55%	4.54%		6.22%
American Funds Insurance Series – New World Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			New World Fund — Class 4
Average Annual Return, Percent	[1]		6.33%	4.29%		5.96%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Washington Mutual Investors Fund — Class 1
Average Annual Return, Percent	[1]		19.40%	12.47%		10.54%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Washington Mutual Investors Fund — Class 1A
Average Annual Return, Percent	[1]		19.15%	12.19%	10.81%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Washington Mutual Investors Fund — Class 2
Average Annual Return, Percent	[1]		19.14%	12.18%		10.26%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Washington Mutual Investors Fund — Class 4
Average Annual Return, Percent	[1]		18.85%	11.92%		9.99%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Small and Mid Cap Equity Fund — Class 1
Average Annual Return, Percent	[1],[3]	(2.81%)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Small and Mid Cap Equity Fund — Class 1A
Average Annual Return, Percent	[1],[4]	(2.81%)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Small and Mid Cap Equity Fund — Class 2
Average Annual Return, Percent	[1],[5]	(2.81%)
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Small and Mid Cap Equity Fund — Class 4
Average Annual Return, Percent	[1],[6]	(2.82%)
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Growth and Income Fund — Class 1
Average Annual Return, Percent	[1]		14.24%	7.55%		8.71%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Growth and Income Fund — Class 1A
Average Annual Return, Percent	[1]		14.00%	7.30%	9.72%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Growth and Income Fund — Class 2
Average Annual Return, Percent	[1]		14.00%	7.29%		8.45%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Growth and Income Fund — Class 4
Average Annual Return, Percent	[1]		13.70%	7.04%		8.17%
American Funds Insurance Series® – Growth-Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth-Income Fund — Class 1
Average Annual Return, Percent	[1]		24.55%	13.30%		12.49%
American Funds Insurance Series® – Growth-Income Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth-Income Fund — Class 1A
Average Annual Return, Percent	[1]		24.25%	13.02%	13.44%
American Funds Insurance Series – Growth-Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth-Income Fund — Class 2
Average Annual Return, Percent	[1]		24.23%	13.01%		12.20%
American Funds Insurance Series – Growth-Income Fund -Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth-Income Fund — Class 3
Average Annual Return, Percent	[1]		24.32%	13.09%		12.28%
American Funds Insurance Series® – Growth-Income Fund Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Growth-Income Fund — Class 4
Average Annual Return, Percent	[1]		23.93%	12.73%		11.93%
American Funds Insurance Series – International Growth and Income Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Growth and Income Fund — Class 1
Average Annual Return, Percent	[1]		3.64%	2.79%		4.25%
American Funds Insurance Series – International Growth and Income Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Growth and Income Fund — Class 1A
Average Annual Return, Percent	[1]		3.39%	2.54%	5.42%
American Funds Insurance Series – International Growth and Income Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Growth and Income Fund — Class 2
Average Annual Return, Percent	[1]		3.48%	2.55%		3.99%
American Funds Insurance Series – International Growth and Income Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			International Growth and Income Fund — Class 4
Average Annual Return, Percent	[1]		3.11%	2.28%		3.73%
American Funds Insurance Series® – Capital Income Builder - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Income Builder — Class 1
Average Annual Return, Percent	[1]		10.45%	6.28%		5.70%
American Funds Insurance Series – Capital Income Builder - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Income Builder — Class 1A
Average Annual Return, Percent	[1]		10.19%	6.02%	6.40%
American Funds Insurance Series® – Capital Income Builder - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Income Builder — Class 2
Average Annual Return, Percent	[1]		10.19%	6.02%		5.48%
American Funds Insurance Series – Capital Income Builder - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital Income Builder — Class 4
Average Annual Return, Percent	[1]		9.93%	5.75%		5.17%
American Funds Insurance Series – Asset Allocation Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Asset Allocation Fund — Class 1
Average Annual Return, Percent	[1]		16.73%	8.59%		8.59%
American Funds Insurance Series – Asset Allocation Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Asset Allocation Fund — Class 1A
Average Annual Return, Percent	[1]		16.41%	8.32%	8.93%
American Funds Insurance Series® – Asset Allocation Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Asset Allocation Fund — Class 2
Average Annual Return, Percent	[1]		16.44%	8.32%		8.32%
American Funds Insurance Series® – Asset Allocation Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Asset Allocation Fund — Class 3
Average Annual Return, Percent	[1]		16.52%	8.39%		8.40%
American Funds Insurance Series – Asset Allocation Fund Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Asset Allocation Fund — Class 4
Average Annual Return, Percent	[1]		16.11%	8.04%		8.05%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Global Balanced Fund — Class 1
Average Annual Return, Percent	[1]		6.90%	5.10%		6.17%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Global Balanced Fund — Class 1A
Average Annual Return, Percent	[1]		6.57%	4.82%	6.89%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Global Balanced Fund — Class 2
Average Annual Return, Percent	[1]		6.58%	4.84%		5.90%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Global Balanced Fund — Class 4
Average Annual Return, Percent	[1]		6.32%	4.56%		5.65%
American Funds Insurance Series – The Bond Fund of America Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Bond Fund of America — Class 1
Average Annual Return, Percent	[1]		1.50%	0.57%		1.93%
American Funds Insurance Series – The Bond Fund of America Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Bond Fund of America — Class 1A
Average Annual Return, Percent	[1]		1.23%	0.31%	1.68%
American Funds Insurance Series – The Bond Fund of America - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Bond Fund of America — Class 2
Average Annual Return, Percent	[1]		1.16%	0.32%		1.67%
American Funds Insurance Series – The Bond Fund of America - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			The Bond Fund of America — Class 4
Average Annual Return, Percent	[1]		0.98%	0.07%		1.42%
American Funds Insurance Series – Capital World Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Bond Fund — Class 1
Average Annual Return, Percent	[1]		(2.76%)	(2.16%)		0.16%
American Funds Insurance Series – Capital World Bond Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Bond Fund — Class 1A
Average Annual Return, Percent	[1]		(2.97%)	(2.40%)	0.10%
American Funds Insurance Series – Capital World Bond Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Bond Fund — Class 2
Average Annual Return, Percent	[1]		(3.04%)	(2.41%)		(0.09%)
American Funds Insurance Series - Capital World Bond Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Capital World Bond Fund — Class 4
Average Annual Return, Percent	[1]		(3.32%)	(2.65%)		(0.33%)
American Funds Insurance Series – American High-Income Trust - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American High-Income Trust — Class 1
Average Annual Return, Percent	[1]		9.92%	5.81%		5.59%
American Funds Insurance Series – American High-Income Trust - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American High-Income Trust — Class 1A
Average Annual Return, Percent	[1]		9.73%	5.54%	5.44%
American Funds Insurance Series – American High-Income Trust - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American High-Income Trust — Class 2
Average Annual Return, Percent	[1]		9.67%	5.54%		5.32%
American Funds Insurance Series – American High-Income Trust - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American High-Income Trust — Class 3
Average Annual Return, Percent	[1]		9.79%	5.62%		5.40%
American Funds Insurance Series – American High-Income Trust - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American High-Income Trust — Class 4
Average Annual Return, Percent	[1]		9.39%	5.29%		5.06%
American Funds Insurance Series® – American Funds Mortgage Fund Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Mortgage Fund — Class 1
Average Annual Return, Percent	[1]		0.93%	0.21%		1.29%
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Mortgage Fund — Class 1A
Average Annual Return, Percent	[1]		0.74%	(0.05%)	0.81%
American Funds Insurance Series – American Funds Mortgage Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Mortgage Fund — Class 2
Average Annual Return, Percent	[1]		0.68%	(0.05%)		1.03%
American Funds Insurance Series – American Funds Mortgage Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			American Funds Mortgage Fund — Class 4
Average Annual Return, Percent	[1]		0.35%	(0.30%)		0.78%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ultra-Short Bond Fund — Class 1
Average Annual Return, Percent	[1]		5.08%	2.26%		1.53%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ultra-Short Bond Fund — Class 1A
Average Annual Return, Percent	[1]		4.86%	2.18%	1.89%
American Funds Insurance Series - Ultra-Short Bond Fund Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ultra-Short Bond Fund — Class 2
Average Annual Return, Percent	[1]		4.89%	2.01%		1.28%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ultra-Short Bond Fund — Class 3
Average Annual Return, Percent	[1]		4.91%	2.08%		1.35%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Ultra-Short Bond Fund — Class 4
Average Annual Return, Percent	[1]		4.62%	1.76%		1.03%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Government Securities Fund — Class 1
Average Annual Return, Percent	[1]		0.99%	0.39%		1.36%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Government Securities Fund — Class 1A
Average Annual Return, Percent	[1]		0.70%	0.12%	1.04%
American Funds Insurance Series – U.S. Government Securities Fund - Class 2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Government Securities Fund — Class 2
Average Annual Return, Percent	[1]		0.75%	0.14%		1.10%
American Funds Insurance Series – U.S. Government Securities Fund - Class 3
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Government Securities Fund — Class 3
Average Annual Return, Percent	[1]		0.79%	0.21%		1.17%
American Funds Insurance Series – U.S. Government Securities Fund - Class 4
Average Annual Return [Line Items]
Line Graph and Table Measure Name			U.S. Government Securities Fund — Class 4
Average Annual Return, Percent	[1]		0.44%	(0.13%)		0.84%
American Funds Insurance Series – Managed Risk Growth Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Growth Fund — Class P1
Average Annual Return, Percent	[1]		23.82%	11.59%		10.72%
American Funds Insurance Series – Managed Risk Growth Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Growth Fund — Class P2
Average Annual Return, Percent	[1]		23.50%	11.30%		10.42%
American Funds Insurance Series – Managed Risk International Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk International Fund — Class P1
Average Annual Return, Percent	[1]		(0.05%)	(2.25%)		1.13%
American Funds Insurance Series – Managed Risk International Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk International Fund — Class P2
Average Annual Return, Percent	[1]		(0.45%)	(2.52%)		0.78%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Washington Mutual Investors Fund — Class P1
Average Annual Return, Percent	[1]		14.20%	5.90%		5.61%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Washington Mutual Investors Fund — Class P2
Average Annual Return, Percent	[1]		13.99%	5.61%		5.28%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Growth-Income Fund — Class P1
Average Annual Return, Percent	[1]		18.03%	7.65%		7.73%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Growth-Income Fund — Class P2
Average Annual Return, Percent	[1]		17.69%	7.39%		7.43%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Asset Allocation Fund — Class P1
Average Annual Return, Percent	[1]		14.90%	5.56%		6.14%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Managed Risk Asset Allocation Fund — Class P2
Average Annual Return, Percent	[1]		14.63%	5.30%		5.88%
MSCI ACWI IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI IMI Index
Average Annual Return, Percent	[7]		16.37%	9.67%	10.34%	9.00%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 3000 Index
Average Annual Return, Percent	[3],[4],[5],[6],[8]	0.09%
MSCI ACWI (All Country World Index) ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index) ex USA
Average Annual Return, Percent	[7]		5.53% [9]	4.10% [9]	5.99%	4.80% [9]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	[10],[11]		25.02%	14.53%	14.59%	13.10%
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[7],[12]		17.49%	10.06%	10.72%	9.23%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[13]		(1.69%)	(1.96%)	0.33%	0.15%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[14]		1.25%	(0.33%)	1.27%	1.35%
MSCI All Country World Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Small Cap Index
Average Annual Return, Percent	[7]		7.66%	6.68%	7.62%	7.26%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Average Annual Return, Percent	[7]		7.50%	1.70%	5.02%	3.64%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500 Index
Average Annual Return, Percent	[3],[4],[5],[6],[8]	(2.39%)
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Midcap Index
Average Annual Return, Percent	[3],[4],[5],[6],[8]	(2.67%)
70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			70%/30% MSCI All Country World Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[12]		12.43%	7.09%	8.01%	7.02%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[10]		15.04%	8.67%	9.35%	8.52%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[10],[12]		1.25%	(0.33%)	1.27%	1.35%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index
Average Annual Return, Percent	[12]		9.49%	5.32%	6.65%	5.72%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent	[12]		11.71%	6.41%	7.36%	6.53%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Average Annual Return, Percent	[12]		(1.69%)	(1.96%)	0.33%	0.15%
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent	[12]		3.40%	0.48%	1.92%	2.01%
Consumer Price Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Consumer Price Index
Average Annual Return, Percent	[13]		2.89%	4.20%	3.41%	3.00%
Bloomberg U.S. Corp High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corp High Yield 2% Issuer Capped Index
Average Annual Return, Percent	[14]		8.19%	4.20%	4.89%	5.16%
Bloomberg U.S. Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return, Percent	[14]		1.20%	(0.74%)	0.74%	0.91%
Bloomberg Short-Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent	[14]		5.31%	2.50%	2.27%	1.92%
Bloomberg U.S. Government/Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Mortgage-Backed Securities Index
Average Annual Return, Percent	[14]		0.83%	(0.67%)	0.78%	0.88%
S&P 500 Managed Risk Index - Moderate Aggressive [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	[11]		18.59%	9.44%		8.71%
S&P EPAC ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P EPAC Ex. Korea LargeMidCap Managed Risk Index - Moderate Aggressive
Average Annual Return, Percent	[9]		2.24%	1.97%		3.07%
S&P 500 Managed Risk Index - Moderate [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Managed Risk Index - Moderate
Average Annual Return, Percent	[11]		16.42%	8.27%		7.88%
S&P 500 Managed Risk Index - Moderate Conservative [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Managed Risk Index - Moderate Conservative
Average Annual Return, Percent	[11]		14.32%	7.15%		7.11%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 1A shares were first offered on January 6, 2017.
[3]	Class 1 shares were first offered on November 15, 2024.
[4]	Class 1A shares were first offered on November 15, 2024.
[5]	Class 2 shares were first offered on November 15, 2024.
[6]	Class 4 shares were first offered on November 15, 2024.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): London Stock Exchange Group.
[9]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and S&P Dow Jones Indices LLC.
[10]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
[11]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.
[12]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI and Bloomberg Index Services Ltd.
[13]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd and U.S. Bureau of Labor Statistics.
[14]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.